UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

BFS Equity Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.21%

Aerospace & Defense — 2.18%
United Technologies Corp.	5,000	$458,050

Beverages — 3.45%
Constellation Brands, Inc. - Class A	3,500	448,000
PepsiCo, Inc.	3,000	278,790

		726,790

Biotechnology — 5.41%
Biogen, Inc. *	1,200	356,760
Celgene Corp. *	3,500	413,280
Gilead Sciences, Inc.	3,500	367,745

		1,137,785

Commercial Banks — 9.25%
East West Bancorp, Inc.	12,000	484,920
M&T Bank Corp.	4,000	472,960
U.S. Bancorp	12,000	508,200
Wells Fargo & Co.	9,000	479,970

		1,946,050

Computers & Peripherals — 3.21%
Apple, Inc.	6,000	676,560

Diversified Financial Services — 2.28%
JPMorgan Chase & Co.	7,500	480,750

Electronic Equipment, Instruments & Components — 4.49%
Amphenol Corp. - Class A	9,000	471,240
TE Connectivity Ltd.	8,000	474,320

		945,560

Energy Equipment & Services — 4.77%
Core Laboratories N.V.	4,000	462,720
Schlumberger Ltd.	7,000	541,590

		1,004,310

Food & Staples Retailing — 3.63%
Costco Wholesale Corp.	1,800	252,090
CVS Health Corp.	5,000	512,000

		764,090

Food Products — 2.01%
Mondelez International, Inc. - Class A	10,000	423,600

Hotels, Restaurants & Leisure — 2.29%
Starbucks Corp.	8,800	481,448

Household Durables — 2.44%
Jarden Corp. *	10,000	513,400

Household Products — 2.05%
Church & Dwight Co., Inc.	5,000	431,400

Industrial Conglomerates — 5.22%
Danaher Corp.	7,500	652,650
General Electric Co.	18,000	446,760

		1,099,410

Internet Software & Services — 3.69%
Google, Inc. - Class A *	1,200	777,384

IT Services — 5.03%
Cognizant Technology Solutions Corp. - Class A *	8,000	503,520
MasterCard, Inc. - Class A	6,000	554,220

		1,057,740

See accompanying notes which are an integral part of this schedule of investments.

Leisure Equipment & Products — 2.78%
Polaris Industries, Inc.	4,500	584,415

Life Sciences Tools & Services — 2.38%
Thermo Fisher Scientific, Inc.	4,000	501,480

Media — 2.90%
Walt Disney Co./The	6,000	611,280

Oil, Gas & Consumable Fuels — 2.05%
EOG Resources, Inc.	5,500	430,705

Pharmaceuticals — 9.23%
Johnson & Johnson	5,000	469,900
Merck & Co., Inc.	10,000	538,500
Novartis AG ADR	5,000	486,100
Zoetis, Inc.	10,000	448,700

		1,943,200

Professional Services — 2.36%
Nielsen Holdings PLC	11,000	497,530

Road & Rail — 2.04%
Union Pacific Corp.	5,000	428,700

Software — 6.27%
Adobe Systems, Inc. *	4,500	353,565
ANSYS, Inc. *	5,000	443,000
Microsoft Corp.	12,000	522,240

		1,318,805

Specialty Retail — 2.21%
Home Depot, Inc./The	4,000	465,840

Textiles, Apparel & Luxury Goods — 2.39%
NIKE, Inc.	4,500	502,875

Trading Companies & Distributors — 2.20%
Fastenal Co.	12,000	462,480

Total Common Stocks (Cost $19,036,614)		20,671,637

Money Market Securities — 1.68%
Fidelity Prime Money Market Portfolio - Institutional Class, 0.14% (a)	354,464	354,464

Total Money Market Securities (Cost $354,464)		354,464

Total Investments – 99.89% (Cost $19,391,078)		21,026,101

Other Assets in Excess of Liabilities – 0.11%		23,155

TOTAL NET ASSETS – 100.00%		$21,049,256

(a)	Rate disclosed is the seven day yield as of August 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$19,435,835

Unrealized Appreciation	$2,051,404
Unrealized Depreciation	(461,138)

Net Unrealized Appreciation	$1,590,266

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $44,757 for the BFS Equity Fund.

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2015

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot identification method for all securities transactions. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2015

(Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Bradley, Foster & Sargent, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) good faith pricing guidelines, the Fund, with support from the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the management’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs			Total
Assets	Level 1	Level 2	Level 3
Common Stocks*	$20,671,637	$—	$—	$20,671,637
Money Market Securities	354,464	—	—	354,464

Total	$21,026,101	$—	$—	$21,026,101

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2015

(Unaudited)

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended August 31, 2015 and the previous reporting period.

Cloud Capital Strategic All Cap Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.58%

Consumer Discretionary — 8.85%
Aaron’s, Inc.	446	$16,794
Advance Auto Parts, Inc.	93	16,287
Aeropostale, Inc. *	14,385	15,248
Amazon.com, Inc. *	27	14,034
AMC Networks, Inc. - Class A *	248	17,922
American Eagle Outfitters, Inc.	1,060	18,036
Apollo Education Group, Inc. - Class A *	1,534	17,042
Ascena Retail Group, Inc. *	1,745	21,058
AutoNation, Inc. *	230	13,770
AutoZone, Inc. *	19	13,283
Barnes & Noble, Inc.	1,048	16,366
Bed Bath & Beyond, Inc. *	224	13,909
Best Buy Co., Inc.	451	16,584
Big Lots, Inc.	399	19,150
Bob Evans Farms, Inc.	383	17,286
BorgWarner, Inc.	310	13,510
Brinker International, Inc.	309	16,427
Cabela’s, Inc. - Class A *	397	17,835
Cablevision Systems Corp.	582	14,641
CarMax, Inc. *	230	14,047
Carnival Corp.	285	14,010
Carter’s, Inc.	175	17,202
CBS Corp. - Class B	303	13,712
CEB, Inc.	133	9,497
Cheesecake Factory, Inc./The	309	16,769
Chico’s FAS, Inc.	1,190	17,742
Chipotle Mexican Grill, Inc. *	18	13,081
Cinemark Holdings, Inc.	457	16,260
Coach, Inc.	467	14,127
Comcast Corp. - Class A	243	13,702
CST Brands, Inc.	484	16,803
Darden Restaurants, Inc.	197	13,417
Deckers Outdoor Corp. *	265	17,084
Delphi Automotive PLC	190	14,341
DeVry Education Group, Inc.	644	16,838
Dick’s Sporting Goods, Inc.	345	17,278
Dillard’s, Inc. - Class A	3	278
Discovery Communications, Inc. - Class A *	521	13,862
Dollar General Corp.	178	13,291
Dollar Tree, Inc. *	359	27,378
Domino’s Pizza, Inc.	163	17,294
DR Horton, Inc.	451	13,683
DreamWorks Animation SKG, Inc. - Class A *	860	17,147
Expedia, Inc.	121	13,918
Foot Locker, Inc.	241	17,095
Ford Motor Co.	1,021	14,166
Fossil Group, Inc.	228	14,033
GameStop Corp. - Class A	310	13,187
Gannett Co, Inc.	569	13,540
Gap, Inc./The	420	13,785
Garmin Ltd.	362	13,631
General Motors Co.	483	14,233
Gentex Corp.	1,102	17,086
Genuine Parts Co.	167	13,973

See accompanying notes which are an integral part of these schedules of investments.

Goodyear Tire & Rubber Co./The	475	14,150
Graham Holdings Co.	22	14,367
Guess?, Inc.	814	18,007
H&R Block, Inc.	417	14,182
Hanesbrands, Inc.	578	17,392
Harley-Davidson, Inc.	250	14,002
Harman International Industries, Inc.	146	14,266
Hasbro, Inc.	187	13,916
Home Depot, Inc./The	119	13,851
HSN, Inc.	275	16,746
International Game Technology PLC	859	14,581
International Speedway Corp. - Class A	531	17,056
Interpublic Group of Cos, Inc./The	725	13,687
Jarden Corp. *	329	16,878
John Wiley & Sons, Inc. - Class A	294	15,173
Johnson Controls, Inc.	335	13,775
KB Home	1,149	16,832
Kohl’s Corp.	267	13,649
L Brands, Inc.	170	14,283
Leggett & Platt, Inc.	292	12,983
Lennar Corp. - Class A	262	13,353
LKQ Corp. *	570	17,096
Lowe’s Cos., Inc.	196	13,583
Macy’s, Inc.	234	13,730
Marriott International, Inc. - Class A	200	14,103
Mattel, Inc.	636	14,906
Matthews International Corp. - Class A	322	16,348
McDonald’s Corp.	143	13,593
MDC Holdings, Inc.	585	16,657
Meredith Corp.	392	18,488
Michael Kors Holdings Ltd. *	351	15,249
Mohawk Industries, Inc. *	144	28,426
Netflix, Inc. *	127	14,583
New York Times Co./The - Class A	1,394	16,945
Newell Rubbermaid, Inc.	334	14,089
News Corp. - Class A *	1,042	14,201
NIKE, Inc. - Class B	127	14,238
Nordstrom, Inc.	185	13,477
NVR, Inc. *	10	15,741
Office Depot, Inc. *	2,179	17,278
Omnicom Group, Inc.	202	13,510
O’Reilly Automotive, Inc. *	56	13,532
Panera Bread Co. - Class A *	90	16,069
Polaris Industries, Inc.	132	17,173
Priceline Group, Inc./The *	11	13,487
PulteGroup, Inc.	678	14,029
PVH Corp.	125	14,835
Ralph Lauren Corp.	124	13,783
Regis Corp. *	1,273	13,801
Rent-A-Center, Inc.	638	17,151
Ross Stores, Inc.	273	13,289
Scholastic Corp.	405	17,483
Scientific Games Corp. - Class A *	1,597	17,603
Scripps Networks Interactive, Inc. - Class A	258	13,702
Service Corp International	570	16,911
Signet Jewelers Ltd.	136	18,815
Sotheby’s	477	16,781
Staples, Inc.	1,011	14,366
Starbucks Corp.	259	14,188
Starwood Hotels & Resorts Worldwide, Inc.	191	13,680

See accompanying notes which are an integral part of these schedules of investments.

Strayer Education, Inc. *	317	16,545
Target Corp.	177	13,735
Tempur Sealy International, Inc. *	228	16,669
Thor Industries, Inc.	311	16,988
Tiffany & Co.	162	13,325
Time Warner Cable, Inc. - Class A	74	13,815
Time Warner, Inc.	191	13,592
TJX Cos., Inc./The	191	13,427
Toll Brothers, Inc. *	428	15,838
Tractor Supply Co.	192	16,381
TripAdvisor, Inc. *	201	14,057
Tupperware Brands Corp.	330	16,918
Twenty-First Century Fox, Inc.	497	13,623
Under Armour, Inc. - Class A *	191	18,264
Urban Outfitters, Inc. *	468	14,441
VF Corp.	192	13,883
Viacom, Inc. - Class B	345	14,071
Walt Disney Co./The	138	14,084
Wendy’s Co./The	1,838	16,748
Whirlpool Corp.	78	13,186
Williams-Sonoma, Inc.	149	11,359
Wyndham Worldwide Corp.	180	13,781
Wynn Resorts Ltd.	172	12,926
Yum! Brands, Inc.	175	13,944

		2,098,320

Consumer Staples — 15.56%
Altria Group, Inc.	1,058	56,708
Archer-Daniels-Midland Co.	1,261	56,711
Avon Products, Inc.	12,233	63,492
Brown-Forman Corp. - Class B	556	54,547
Campbell Soup Co.	1,167	56,009
Church & Dwight Co., Inc.	1,308	112,821
Clorox Co./The	500	55,579
Coca-Cola Co./The	1,451	57,062
Coca-Cola Enterprises, Inc.	1,094	56,326
Colgate-Palmolive Co.	884	55,553
ConAgra Foods, Inc.	1,339	55,804
Constellation Brands, Inc. - Class A	457	58,496
Costco Wholesale Corp.	410	57,411
CVS Health Corp.	542	55,508
Dean Foods Co.	6,825	112,344
Dr Pepper Snapple Group, Inc.	720	55,212
Energizer Holdings, Inc.	1,312	115,543
Estee Lauder Cos., Inc./The - Class A	716	57,079
Flowers Foods, Inc.	4,929	114,393
General Mills, Inc.	1,007	57,155
Hershey Co./The	636	56,897
Hormel Foods Corp.	926	56,595
Ingredion, Inc.	1,290	111,382
JM Smucker Co./The	508	59,860
Kellogg Co.	841	55,763
Keurig Green Mountain, Inc.	2,215	125,346
Kimberly-Clark Corp.	517	55,072
Kraft Heinz Co./The	774	56,231
Kroger Co./The	1,595	55,037
Lancaster Colony Corp.	1,185	112,401
McCormick & Co., Inc.	710	56,312
Mead Johnson Nutrition Co.	723	56,613
Molson Coors Brewing Co. - Class B	833	56,721
Mondelez International, Inc. - Class A	1,313	55,611

See accompanying notes which are an integral part of these schedules of investments.

Monster Beverage Corp. *	410	56,731
PepsiCo, Inc.	599	55,650
Philip Morris International, Inc.	703	56,061
Post Holdings, Inc. *	1,796	117,234
Procter & Gamble Co./The	791	55,890
Reynolds American, Inc.	681	57,020
SUPERVALU, Inc. *	13,741	113,223
Sysco Corp.	1,406	56,055
Tootsie Roll Industries, Inc.	3,685	114,520
Tyson Foods, Inc. - Class A	1,368	57,857
United Natural Foods, Inc. *	2,351	113,196
Universal Corp.	2,379	117,058
Walgreens Boots Alliance, Inc.	660	57,153
Wal-Mart Stores, Inc.	849	54,953
WestRock Co.	1,622	96,237
WhiteWave Foods Co./The *	2,524	116,458
Whole Foods Market, Inc.	1,795	58,804

		3,687,694

Energy — 4.54%
Anadarko Petroleum Corp.	202	14,475
Apache Corp.	325	14,725
Atwood Oceanics, Inc.	1,290	24,656
Baker Hughes, Inc.	283	15,875
Bill Barrett Corp. *	5,188	28,379
Cabot Oil & Gas Corp.	590	13,974
Cameron International Corp. *	307	20,504
CARBO Ceramics, Inc.	883	24,202
Chesapeake Energy Corp.	2,019	15,770
Chevron Corp.	182	14,760
Cimarex Energy Co.	201	22,209
ConocoPhillips	306	15,057
CONSOL Energy, Inc.	1,122	17,089
Denbury Resources, Inc.	3,990	17,314
Devon Energy Corp.	339	14,475
Diamond Offshore Drilling, Inc.	630	14,927
Dril-Quip, Inc. *	370	25,489
Energen Corp.	442	22,971
Ensco PLC - Class A	881	15,952
EOG Resources, Inc.	188	14,708
EQT Corp.	183	14,232
Exxon Mobil Corp.	191	14,353
FMC Technologies, Inc. *	455	15,834
Halliburton Co.	385	15,139
Helix Energy Solutions Group, Inc. *	3,660	25,440
Helmerich & Payne, Inc.	255	15,031
Hess Corp.	255	15,149
HollyFrontier Corp.	435	20,384
Kinder Morgan, Inc.	431	13,956
Marathon Oil Corp.	901	15,580
Marathon Petroleum Corp.	285	13,496
Murphy Oil Corp.	473	14,659
Nabors Industries Ltd.	1,411	16,288
National Oilwell Varco, Inc.	355	15,026
Newfield Exploration Co. *	455	15,172
Noble Corp. PLC	1,180	15,366
Noble Energy, Inc.	1,077	35,980
Occidental Petroleum Corp.	198	14,474
Oceaneering International, Inc.	544	23,820
Oil States International, Inc. *	857	24,315
Patterson-UTI Energy, Inc.	1,529	24,889

See accompanying notes which are an integral part of these schedules of investments.

Peabody Energy Corp.	8,390	22,654
Phillips 66	183	14,490
Pioneer Natural Resources Co.	117	14,418
QEP Resources, Inc.	1,125	15,795
Range Resources Corp.	396	15,306
Rowan Cos. PLC	867	15,585
Schlumberger Ltd.	178	13,783
SM Energy Co.	668	24,514
Southwestern Energy Co. *	854	13,872
Spectra Energy Corp.	487	14,158
Superior Energy Services, Inc.	1,558	24,782
Tesoro Corp.	145	13,356
Tidewater, Inc.	1,329	23,825
Transocean Ltd.	1,081	15,377
Unit Corp. *	1,627	24,723
Valero Energy Corp.	225	13,331
Williams Cos., Inc./The	276	13,305
World Fuel Services Corp.	533	20,616
WPX Energy, Inc. *	2,184	15,968

		1,075,952

Financials — 9.35%
ACE Ltd.	166	16,920
Affiliated Managers Group, Inc. *	104	19,396
Aflac, Inc.	298	17,482
Alexander & Baldwin, Inc.	280	9,471
Alleghany Corp. *	41	19,419
Allstate Corp./The	287	16,714
American Express Co.	228	17,457
American Financial Group, Inc.	281	19,431
American International Group, Inc.	297	17,924
Ameriprise Financial, Inc.	154	17,316
Aon PLC	184	17,234
Apollo Investment Corp. (a)	3,099	20,177
Arthur J Gallagher & Co.	447	19,554
Aspen Insurance Holdings Ltd.	425	19,493
Associated Banc-Corp.	1,094	20,089
Assurant, Inc.	237	17,590
Astoria Financial Corp.	1,245	20,137
BancorpSouth, Inc.	842	20,002
Bank of America Corp.	1,094	17,872
Bank of Hawaii Corp.	315	19,548
Bank of New York Mellon Corp./The	433	17,246
BB&T Corp.	476	17,564
Berkshire Hathaway, Inc. - Class B *	130	17,449
BlackRock, Inc.	56	16,990
Brown & Brown, Inc.	614	19,678
Capital One Financial Corp.	231	17,992
Cathay General Bancorp	673	19,943
CBOE Holdings, Inc.	318	20,092
CBRE Group, Inc. *	517	16,560
Charles Schwab Corp./The	572	17,378
Chubb Corp./The	142	17,126
Cincinnati Financial Corp.	330	17,295
Citigroup, Inc.	332	17,780
City National Corp.	226	19,803
CME Group, Inc.	191	17,998
Comerica, Inc.	417	18,351
Commerce Bancshares, Inc.	444	19,876
Crown Castle International Corp.	197	16,453
Cullen/Frost Bankers, Inc.	314	20,316

See accompanying notes which are an integral part of these schedules of investments.

Discover Financial Services	327	17,569
E*TRADE Financial Corp. *	697	18,331
East West Bancorp, Inc.	494	19,972
Eaton Vance Corp.	557	19,303
Everest Re Group Ltd.	56	9,882
Federated Investors, Inc. - Class B	635	19,682
Fifth Third Bancorp	906	18,056
First American Financial Corp.	489	19,003
First Horizon National Corp.	1,387	20,147
First Niagara Financial Group, Inc.	2,190	20,255
FirstMerit Corp.	1,119	20,105
FNF Group - Class A	834	30,362
Franklin Resources, Inc.	426	17,305
Fulton Financial Corp.	1,612	19,603
Genworth Financial, Inc. - Class A *	3,854	19,966
Goldman Sachs Group, Inc./The	93	17,477
Greenhill & Co., Inc.	556	19,519
Hancock Holding Co.	757	21,252
Hanover Insurance Group, Inc.	250	19,739
Hartford Financial Services Group, Inc./The	380	17,471
HCC Insurance Holdings, Inc.	254	19,653
Hudson City Bancorp, Inc.	1,876	17,451
Intercontinental Exchange, Inc.	75	17,059
International Bancshares Corp.	774	19,858
Invesco Ltd.	514	17,530
Iron Mountain, Inc.	463	13,117
Janus Capital Group, Inc.	1,321	19,660
Jones Lang LaSalle, Inc.	127	18,860
JPMorgan Chase & Co.	276	17,716
Kemper Corp.	548	19,396
KeyCorp.	1,303	17,901
Legg Mason, Inc.	384	17,012
Leucadia National Corp.	823	17,671
Lincoln National Corp.	350	17,802
Loews Corp.	473	17,231
M&T Bank Corp.	146	17,235
Marsh & McLennan Cos., Inc.	320	17,214
McGraw Hill Financial, Inc. *	182	17,637
Mercury General Corp.	383	19,462
MetLife, Inc.	358	17,924
Moody’s Corp.	169	17,325
Morgan Stanley	521	17,942
MSCI, Inc. - Class A	326	19,729
NASDAQ OMX Group, Inc./The	337	17,273
New York Community Bancorp, Inc. *	1,130	19,954
Northern Trust Corp.	250	17,427
Old Republic International Corp.	1,254	19,707
People’s United Financial, Inc.	1,131	17,526
PNC Financial Services Group, Inc./The	193	17,586
Primerica, Inc.	461	19,581
Principal Financial Group, Inc.	333	16,772
Progressive Corp./The	589	17,652
Prosperity Bancshares, Inc.	396	20,473
Prudential Financial, Inc.	221	17,823
Raymond James Financial, Inc.	376	19,948
Regions Financial Corp.	1,877	18,005
Reinsurance Group of America, Inc.	220	19,998
SEI Investments Co.	390	19,750
Signature Bank *	148	19,705
SLM Corp. *	2,114	17,928

See accompanying notes which are an integral part of these schedules of investments.

StanCorp Financial Group, Inc.	171	19,485
State Street Corp.	242	17,427
SunTrust Banks, Inc.	441	17,794
SVB Financial Group *	162	20,324
Synovus Financial Corp.	668	20,339
T Rowe Price Group, Inc.	242	17,378
TCF Financial Corp.	1,290	20,023
Torchmark Corp.	300	17,511
Travelers Cos., Inc./The	171	17,012
Trustmark Corp.	859	19,774
U.S. Bancorp	415	17,579
Unum Group	530	17,782
Valley National Bancorp	2,082	19,698
Waddell & Reed Financial, Inc. - Class A	509	19,880
Washington Federal, Inc.	886	20,099
Webster Financial Corp.	555	19,619
Wells Fargo & Co.	328	17,489
Westamerica Bancorp	400	18,035
WR Berkley Corp.	363	19,678
XL Group PLC	462	17,237
Zions Bancorp	631	18,295

		2,216,066

Health Care — 14.21%
Abbott Laboratories	751	34,018
AbbVie, Inc.	526	32,797
Aetna, Inc.	297	33,956
Agilent Technologies, Inc.	958	34,773
Alexion Pharmaceuticals, Inc. *	199	34,306
Allergan PLC *	340	103,275
Allscripts Healthcare Solutions, Inc. *	3,897	53,664
AmerisourceBergen Corp.	337	33,735
Amgen, Inc.	221	33,494
Anthem, Inc.	237	33,370
Baxter International, Inc.	908	34,925
Becton Dickinson and Co.	488	68,842
Biogen, Inc. *	117	34,736
Bio-Rad Laboratories, Inc. - Class A *	379	52,767
Bio-Techne Corp.	531	50,189
Boston Scientific Corp. *	2,120	35,490
Bristol-Myers Squibb Co.	561	33,342
Cardinal Health, Inc.	424	34,912
Celgene Corp. *	287	33,871
Cerner Corp. *	550	33,978
Charles River Laboratories International, Inc. *	773	53,230
Cigna Corp.	243	34,279
Community Health Systems, Inc. *	963	51,737
Cooper Cos., Inc./The	323	52,528
CR Bard, Inc.	179	34,785
DaVita HealthCare Partners, Inc. *	453	34,242
DENTSPLY International, Inc.	649	34,013
Edwards Lifesciences Corp. *	248	34,892
Eli Lilly & Co.	412	33,889
Endo International PLC *	691	53,221
Express Scripts Holding Co. *	409	34,155
Gilead Sciences, Inc.	323	33,973
Health Net, Inc. *	798	51,107
Henry Schein, Inc. *	382	52,275
Hill-Rom Holdings, Inc.	1,002	52,920
HMS Holdings Corp. *	4,902	51,223
Hologic, Inc. *	1,334	51,779

See accompanying notes which are an integral part of these schedules of investments.

Hospira, Inc. *	378	34,020
Humana, Inc.	189	34,561
IDEXX Laboratories, Inc. *	716	51,201
Intuitive Surgical, Inc. *	68	34,540
Johnson & Johnson	360	33,844
Laboratory Corp. of America Holdings *	732	86,242
LifePoint Health, Inc. *	660	51,598
Mallinckrodt PLC *	603	51,963
Masimo Corp. *	1,278	51,945
McKesson Corp.	169	33,337
MEDNAX, Inc. *	656	52,801
Medtronic PLC	938	67,830
Merck & Co, Inc.	619	33,320
Mettler-Toledo International, Inc. *	174	51,698
Mylan NV *	674	33,408
Owens & Minor, Inc.	1,572	53,423
Patterson Cos., Inc.	699	32,025
PerkinElmer, Inc.	726	35,361
Perrigo Co PLC	187	34,133
Pfizer, Inc.	1,034	33,314
Quest Diagnostics, Inc.	494	33,471
Regeneron Pharmaceuticals, Inc. *	65	33,475
ResMed, Inc.	1,031	53,564
St Jude Medical, Inc.	504	35,689
STERIS Corp.	815	52,198
Stryker Corp.	351	34,653
Teleflex, Inc.	409	53,479
Tenet Healthcare Corp. *	712	35,048
Thermo Fisher Scientific, Inc.	272	34,084
Thoratec Corp. *	829	52,049
United Therapeutics Corp. *	323	48,673
UnitedHealth Group, Inc.	300	34,758
Universal Health Services, Inc. - Class B	394	54,052
Varian Medical Systems, Inc. *	422	34,272
VCA, Inc. *	946	52,410
Vertex Pharmaceuticals, Inc. *	681	86,853
Waters Corp. *	281	34,095
WellCare Health Plans, Inc. *	615	55,775
Zimmer Biomet Holdings, Inc.	338	35,012
Zoetis, Inc.	847	37,985

		3,366,847

Industrials — 6.58%
3M Co.	93	13,237
Acuity Brands, Inc.	49	9,473
ADT Corp./The	425	13,931
AECOM *	712	19,567
AGCO Corp.	195	9,545
Alaska Air Group, Inc.	125	9,367
Allegion PLC	220	13,143
AMETEK, Inc.	429	23,097
Arch Coal, Inc. *	5,680	52,881
Avery Dennison Corp.	894	51,933
B/E Aerospace, Inc.	200	9,745
Boeing Co./The	101	13,182
Brink’s Co./The	333	9,554
Carlisle Cos., Inc.	97	9,793
Caterpillar, Inc.	177	13,538
CH Robinson Worldwide, Inc.	197	13,310
Cintas Corp.	156	13,294
CLARCOR, Inc.	170	9,576

See accompanying notes which are an integral part of these schedules of investments.

Clean Harbors, Inc. *	194	9,528
Con-way, Inc.	267	9,391
Copart, Inc. *	278	9,733
Crane Co.	183	9,614
CSX Corp.	492	13,476
Cummins, Inc.	110	13,388
Danaher Corp.	153	13,282
Deere & Co.	161	13,152
Delta Air Lines, Inc.	354	15,486
Deluxe Corp.	162	9,385
Donaldson Co., Inc.	301	9,416
Dover Corp.	223	13,802
Dun & Bradstreet Corp./The	126	13,368
Eaton Corp PLC	238	13,568
Emerson Electric Co.	277	13,241
Equifax, Inc.	136	13,359
Esterline Technologies Corp. *	117	9,578
Expeditors International of Washington, Inc.	277	13,569
Fastenal Co.	349	13,432
FedEx Corp.	87	13,121
Flowserve Corp.	298	13,447
Fluor Corp.	297	13,562
Fortune Brands Home & Security, Inc.	192	9,175
FTI Consulting, Inc. *	235	9,348
GATX Corp.	202	9,993
General Cable Corp.	681	9,909
General Dynamics Corp.	90	12,823
General Electric Co.	548	13,589
Genesee & Wyoming, Inc. - Class A *	142	9,677
Graco, Inc.	142	9,788
Granite Construction, Inc.	290	10,006
Harsco Corp.	825	9,536
Herman Miller, Inc.	338	9,152
HNI Corp.	204	9,516
Honeywell International, Inc.	134	13,303
Hubbell, Inc. - Class B	96	9,475
Huntington Ingalls Industries, Inc.	85	9,566
IDEX Corp.	134	9,605
Illinois Tool Works, Inc.	156	13,203
Ingersoll-Rand PLC	234	12,934
ITT Corp.	272	10,173
Jacobs Engineering Group, Inc. *	335	13,535
JB Hunt Transport Services, Inc.	124	9,028
Joy Global Inc	557	13,480
Kansas City Southern	145	13,427
KBR, Inc.	564	9,833
Kennametal, Inc.	336	10,250
Kirby Corp. *	142	10,049
L-3 Communications Holdings, Inc.	123	12,963
Landstar System, Inc.	141	9,307
Lennox International, Inc.	80	9,460
Lincoln Electric Holdings, Inc.	168	9,856
Lockheed Martin Corp.	65	13,095
ManpowerGroup, Inc.	110	9,587
Masco Corp.	508	13,335
Matson, Inc.	250	9,424
MSA Safety, Inc.	215	9,794
MSC Industrial Direct Co., Inc. - Class A	139	9,417
Nordson Corp.	146	9,699
Norfolk Southern Corp.	173	13,463

See accompanying notes which are an integral part of these schedules of investments.

Northrop Grumman Corp.	79	12,998
Orbital ATK, Inc.	129	9,750
Oshkosh Corp.	242	10,177
PACCAR, Inc.	230	13,580
Parker-Hannifin Corp.	125	13,446
Pentair PLC	237	13,104
Pitney Bowes, Inc.	674	13,360
Precision Castparts Corp.	58	13,240
Quanta Services, Inc. *	582	14,117
Raytheon Co.	126	12,967
Regal Beloit Corp.	140	9,350
Republic Services, Inc.	321	13,139
Robert Half International, Inc.	252	12,851
Rockwell Automation, Inc.	123	13,735
Rockwell Collins, Inc.	160	13,069
Rollins, Inc.	341	9,524
Roper Technologies, Inc.	83	13,405
RR Donnelley & Sons Co.	612	9,608
Ryder System, Inc.	164	13,411
Snap-on, Inc.	82	13,180
Southwest Airlines Co.	349	12,800
SPX Corp.	164	9,624
Stanley Black & Decker, Inc.	133	13,510
Stericycle, Inc. *	93	13,193
Terex Corp.	437	10,185
Textron, Inc.	335	13,016
Timken Co./The	309	9,803
Towers Watson & Co. - Class A	76	9,074
Trinity Industries, Inc.	386	10,407
Triumph Group, Inc.	187	9,211
Tyco International PLC	375	13,598
Union Pacific Corp.	156	13,383
United Parcel Service, Inc. - Class B	135	13,207
United Rentals, Inc. *	150	10,407
United Technologies Corp.	142	12,998
UTi Worldwide, Inc. *	1,302	9,268
Valmont Industries, Inc.	89	9,496
Wabtec Corp.	100	9,547
Waste Connections, Inc.	226	10,727
Waste Management, Inc.	261	13,072
Watsco, Inc.	76	9,254
Werner Enterprises, Inc.	353	9,340
Woodward, Inc.	212	9,671
Worthington Industries, Inc.	1,657	42,413
WW Grainger, Inc.	60	13,469
Xylem, Inc.	417	13,541

		1,560,062

Information Technology — 7.74%
3D Systems Corp.	941	12,916
Accenture PLC - Class A	170	16,006
ACI Worldwide, Inc. *	535	11,411
Acxiom Corp. *	580	12,150
Adobe Systems, Inc. *	211	16,606
ADTRAN, Inc.	757	12,129
Akamai Technologies, Inc. *	241	17,157
Alliance Data Systems Corp. *	153	39,399
Altera Corp.	342	16,606
Amphenol Corp. - Class A	320	16,771
Analog Devices, Inc.	305	17,014
ANSYS, Inc. *	131	11,640

See accompanying notes which are an integral part of these schedules of investments.

Apple, Inc.	150	16,938
Applied Materials, Inc.	1,051	16,903
Arrow Electronics, Inc. *	218	12,208
AT&T, Inc.	909	30,177
Atmel Corp.	1,698	13,869
Autodesk, Inc. *	324	15,138
Automatic Data Processing, Inc.	211	16,289
Avnet, Inc.	289	12,233
Broadcom Corp. - Class A	334	17,244
Broadridge Financial Solutions, Inc.	222	11,701
CA, Inc.	602	16,419
Cadence Design Systems, Inc. *	593	11,881
Ciena Corp. *	547	12,232
Cisco Systems, Inc.	627	16,235
Citrix Systems, Inc. *	234	15,905
Cognizant Technology Solutions Corp. - Class A *	261	16,452
CommVault Systems, Inc.	322	11,557
Computer Sciences Corp.	261	16,167
Convergys Corp.	533	12,051
CoreLogic, Inc./United States *	316	11,976
Corning, Inc.	971	16,713
Cree, Inc. *	432	11,764
Cypress Semiconductor Corp.	1,210	12,097
Diebold, Inc.	373	11,606
DST Systems, Inc.	117	11,944
eBay, Inc. *	638	17,290
Electronic Arts, Inc. *	247	16,312
EMC Corp.	664	16,518
Equinix, Inc.	44	11,920
F5 Networks, Inc. *	134	16,254
Facebook, Inc. - Class A	187	16,725
FactSet Research Systems, Inc.	73	11,527
Fair Isaac Corp.	141	12,076
Fairchild Semiconductor International, Inc. *	875	11,894
Fidelity National Information Services, Inc.	237	16,365
First Solar, Inc. *	358	17,135
Fiserv, Inc. *	192	16,409
FLIR Systems, Inc.	580	16,616
Gartner, Inc. *	135	11,585
Global Payments, Inc.	106	11,776
Google, Inc. - Class A *	25	16,002
Harris Corp.	332	25,471
Hewlett-Packard Co.	594	16,679
Ingram Micro, Inc. - Class A	457	12,353
Integrated Device Technology, Inc. *	652	12,377
Intel Corp.	592	16,889
InterDigital, Inc.	246	12,174
International Business Machines Corp.	110	16,245
Intersil Corp. - Class A	1,115	11,748
Intuit, Inc.	187	16,014
Itron, Inc. *	373	11,201
Jabil Circuit, Inc.	878	16,997
Jack Henry & Associates, Inc.	172	11,697
Juniper Networks, Inc.	623	16,027
KLA-Tencor Corp.	335	16,780
Lam Research Corp.	230	16,702
Lexmark International, Inc. - Class A	394	11,812
Linear Technology Corp.	414	16,678
ManTech International Corp. - Class A	431	11,795
MasterCard, Inc. - Class A	178	16,448

See accompanying notes which are an integral part of these schedules of investments.

Mentor Graphics Corp.	468	12,096
Microchip Technology, Inc.	391	16,606
Micron Technology, Inc. *	1,084	17,787
Microsoft Corp.	378	16,455
Monster Worldwide, Inc. *	1,604	11,658
Motorola Solutions, Inc.	261	16,913
National Instruments Corp.	408	11,919
NCR Corp. *	482	12,096
NetApp, Inc.	531	16,976
NeuStar, Inc. - Class A *	432	12,070
Nielsen Holdings PLC	295	13,330
NVIDIA Corp.	747	16,788
Oracle Corp.	437	16,208
Paychex, Inc.	359	16,040
Plantronics, Inc.	218	11,574
Polycom, Inc. *	1,113	11,975
PTC, Inc. *	341	11,294
Qorvo, Inc. *	231	12,850
QUALCOMM, Inc.	280	15,816
Rackspace Hosting, Inc. *	390	11,853
Red Hat, Inc. *	226	16,286
Rovi Corp. *	1,165	12,898
Salesforce.com, Inc. *	236	16,355
SanDisk Corp.	328	17,899
Seagate Technology PLC	333	17,104
Semtech Corp. *	711	12,056
Silicon Laboratories, Inc. *	278	12,080
Skyworks Solutions, Inc.	137	11,998
SolarWinds, Inc.	300	11,931
Solera Holdings, Inc.	272	13,085
SunEdison, Inc. *	1,043	10,848
Symantec Corp.	785	16,093
Synopsys, Inc. *	248	11,655
TE Connectivity Ltd.	277	16,444
Tech Data Corp. *	184	12,020
Teradata Corp. *	538	15,723
Texas Instruments, Inc.	344	16,453
Total System Services, Inc.	358	16,409
Trimble Navigation Ltd. *	624	11,789
VeriFone Systems, Inc. *	388	12,108
VeriSign, Inc. *	238	16,375
Visa, Inc. - Class A	226	16,135
Vishay Intertechnology, Inc.	1,189	11,752
Western Digital Corp.	203	16,620
Western Union Co./The	878	16,193
WEX, Inc. *	130	12,244
Xerox Corp.	1,554	15,800
Xilinx, Inc.	399	16,729
Yahoo!, Inc. *	1,501	48,381
Zebra Technologies Corp. - Class A *	128	10,584

		1,834,346

Materials — 11.43%
Air Products & Chemicals, Inc.	389	54,334
Airgas, Inc.	545	52,601
Albemarle Corp.	929	41,986
Alcoa, Inc.	6,281	59,356
Allegheny Technologies, Inc.	2,990	57,727
AptarGroup, Inc.	616	41,510
Ashland, Inc.	400	42,010
Ball Corp.	802	52,864

See accompanying notes which are an integral part of these schedules of investments.

Bemis Co, Inc.	1,215	51,554
Cabot Corp.	1,237	41,893
Carpenter Technology Corp.	1,114	43,449
CF Industries Holdings, Inc.	891	51,141
Cliffs Natural Resources, Inc.	16,056	63,744
Commercial Metals Co.	2,820	44,270
Compass Minerals International, Inc.	506	40,985
Cytec Industries, Inc.	571	42,381
Domtar Corp.	1,102	44,292
Dow Chemical Co./The	1,267	55,452
Eagle Materials, Inc.	538	44,059
Eastman Chemical Co.	742	53,733
Ecolab, Inc.	487	53,125
EI du Pont de Nemours & Co.	1,042	53,639
FMC Corp.	1,197	50,635
Freeport-McMoRan, Inc. - Class B	5,830	62,033
Greif, Inc. - Class A	1,389	40,676
International Flavors & Fragrances, Inc.	480	52,592
International Paper Co.	1,231	53,093
Intrepid Potash, Inc. *	5,511	43,592
Louisiana-Pacific Corp. *	2,603	42,795
LyondellBasell Industries NV - Class A	661	56,415
Martin Marietta Materials, Inc.	257	43,081
Minerals Technologies, Inc.	839	45,122
Monsanto Co.	552	53,862
Mosaic Co./The	1,344	54,890
NewMarket Corp.	108	41,385
Newmont Mining Corp.	2,962	50,559
Nucor Corp.	1,239	53,620
Olin Corp.	2,091	41,734
Owens-Illinois, Inc. *	2,609	54,398
Packaging Corp. of America	613	41,107
PPG Industries, Inc.	557	53,078
Praxair, Inc.	494	52,289
Reliance Steel & Aluminum Co.	741	43,093
Royal Gold, Inc.	774	37,259
RPM International, Inc.	953	41,797
Scotts Miracle-Gro Co./The - Class A	663	41,241
Sealed Air Corp.	1,006	51,765
Sensient Technologies Corp.	636	41,462
Sherwin-Williams Co./The	200	51,214
Sigma-Aldrich Corp.	379	52,846
Silgan Holdings, Inc.	796	41,680
Sonoco Products Co.	1,053	41,401
Steel Dynamics, Inc.	2,213	43,106
United States Steel Corp.	3,351	54,885
Valspar Corp./The	533	39,056
Vulcan Materials Co.	577	53,990

		2,707,856

Real Estate Investment Trusts — 2.59%
Alexandria Real Estate Equities, Inc.	109	9,343
American Campus Communities, Inc.	278	9,534
American Tower Corp. - Class A	184	16,956
Apartment Investment & Management Co. - Class A	461	16,598
AvalonBay Communities, Inc.	102	16,756
BioMed Realty Trust, Inc.	499	9,238
Boston Properties, Inc.	149	16,928
Camden Property Trust	133	9,585
Corporate Office Properties Trust	447	9,403
Corrections Corp. of America	668	19,640

See accompanying notes which are an integral part of these schedules of investments.

Duke Realty Corp.	528	9,535
Equity One, Inc.	407	9,562
Equity Residential	238	16,953
Essex Property Trust, Inc.	89	19,182
Extra Space Storage, Inc.	132	9,710
Federal Realty Investment Trust	75	9,712
General Growth Properties, Inc.	674	17,101
HCP, Inc.	444	16,470
Health Care REIT, Inc.	256	16,230
Highwoods Properties, Inc.	250	9,470
Home Properties, Inc.	134	9,943
Hospitality Properties Trust	377	9,685
Host Hotels & Resorts, Inc.	962	17,058
Kilroy Realty Corp.	144	9,328
Kimco Realty Corp.	721	16,622
Lamar Advertising Co. - Class A	308	16,412
Liberty Property Trust *	308	9,455
Macerich Co./The	227	17,327
Mack-Cali Realty Corp.	508	9,518
National Retail Properties, Inc.	273	9,503
Omega Healthcare Investors, Inc.	275	9,302
Plum Creek Timber Co., Inc.	428	16,483
Potlatch Corp.	287	9,475
Prologis, Inc.	441	16,748
Public Storage	82	16,584
Rayonier, Inc.	432	9,943
Realty Income Corp.	208	9,304
Regency Centers Corp.	163	9,674
Senior Housing Properties Trust	605	9,495
Simon Property Group, Inc.	92	16,467
SL Green Realty Corp.	90	9,312
Taubman Centers, Inc.	276	19,029
UDR, Inc.	294	9,507
Ventas, Inc.	297	16,323
Vornado Realty Trust	192	16,730
Weingarten Realty Investors	297	9,387
Weyerhaeuser Co.	604	16,870

		613,390

Telecommunication Services — 0.47%
CenturyLink, Inc.	613	16,572
Frontier Communications Corp.	3,186	16,152
Level 3 Communications, Inc. *	125	5,604
Sprint Corp. *	3,412	17,267
Telephone & Data Systems, Inc.	198	5,626
T-Mobile US, Inc. *	408	16,168
Verizon Communications, Inc.	350	16,125
Windstream Holdings, Inc.	2,402	17,273

		110,787

Utilities — 12.26%
AES Corp.	4,883	58,596
AGL Resources, Inc.	914	55,740
Alliant Energy Corp.	1,282	72,669
Ameren Corp.	1,354	54,550
American Electric Power Co., Inc.	1,007	54,697
Aqua America, Inc.	2,957	75,000
Atmos Energy Corp.	1,348	73,840
Black Hills Corp.	1,853	73,720
CenterPoint Energy, Inc.	2,994	55,748
Cleco Corp.	1,418	76,002
CMS Energy Corp.	1,627	53,321

See accompanying notes which are an integral part of these schedules of investments.

Consolidated Edison, Inc.	872	54,886
Dominion Resources, Inc. - Class A	762	53,182
DTE Energy Co.	696	54,365
Duke Energy Corp.	763	54,108
Edison International	930	54,397
Entergy Corp.	838	54,768
Eversource Energy	1,133	53,512
Exelon Corp.	1,692	52,041
FirstEnergy Corp.	1,688	53,938
Great Plains Energy, Inc.	2,940	73,258
Hawaiian Electric Industries, Inc.	2,580	72,950
IDACORP, Inc.	1,228	72,924
MDU Resources Group, Inc.	4,421	79,188
National Fuel Gas Co.	1,439	77,668
NextEra Energy, Inc.	539	52,998
NiSource, Inc.	3,347	56,199
NRG Energy, Inc.	2,872	57,203
OGE Energy Corp.	2,617	73,381
ONE Gas, Inc.	3	107
ONEOK, Inc.	1,735	62,477
Pepco Holdings, Inc.	2,091	48,059
PG&E Corp.	1,102	54,658
Pinnacle West Capital Corp.	907	53,970
PNM Resources, Inc.	2,872	73,540
PPL Corp.	1,769	54,825
Public Service Enterprise Group, Inc.	1,362	54,826
Questar Corp.	3,963	76,530
SCANA Corp.	1,028	54,368
Sempra Energy	566	53,649
Southern Co./The	1,278	55,457
TECO Energy, Inc.	2,657	55,983
UGI Corp.	2,205	75,131
Vectren Corp.	1,838	73,941
WEC Energy Group, Inc.	1,125	53,626
Westar Energy, Inc.	2,014	73,603
WGL Holdings, Inc.	1,324	71,756
Xcel Energy, Inc.	1,590	53,636

		2,904,991

Total Common Stocks (Cost $21,492,978)		22,176,311

Rights — 0.00% (b)

Consumer Staples
Safeway, Inc. (Property Development Centers) *	1,104	—
Safeway, Inc. (Casa Ley) *	1,104	—

Total Rights (Cost $-)		—

Cash Equivalents — 18.53%	Principal Amount
FOLIOfn Investment Sweep Account, 0.01% (c)	$4,390,809	4,390,809
FOLIOfn Investment Cash Account, 0.01% (c)	17	17

Total Cash Equivalents (Cost $4,390,826)		4,390,826

See accompanying notes which are an integral part of these schedules of investments.

Total Investments – 112.11% (Cost $25,883,804)	26,567,137

Liabilities in Excess of Other Assets – (12.11)%	(2,869,525)

NET ASSETS – 100.00%	$23,697,612

(a)	Business Development Co.
(b)	Securities have been deemed illiquid and represent 0.00% of the Fund’s net assets as of August 31, 2015.
(c)	Rate disclosed is the seven day yield as of August 31, 2015.
*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these schedules of investments.

At August 31, 2015, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$26,482,677

Unrealized Appreciation	1,292,498
Unrealized Depreciation	(1,208,038)

Net Unrealized Appreciation	$84,460

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $598,873 for the Cloud Capital Strategic All Cap Fund.

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments

August 31, 2015

(Unaudited)

The Cloud Capital Strategic All Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments - continued

August 31, 2015

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund, with support from the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs			Total
Assets	Level 1	Level 2	Level 3
Common Stocks*	$22,176,311	$—	$—	$22,176,311
Rights	—	—	—	—
Cash Equivalents	4,390,826	—	—	4,390,826

Total	$26,567,137	$—	$—	$26,567,137

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended August 31, 2015.

LS Opportunity Fund

Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic — 84.06%

Consumer Discretionary — 8.44%
Darden Restaurants, Inc. (a)	6,700	$455,667
Home Depot, Inc./The (a)	8,500	989,910
McDonald’s Corp. (a)	15,400	1,463,308
Yum! Brands, Inc. (a)	8,600	686,022

		3,594,907

Consumer Staples — 9.96%
Church & Dwight Co., Inc. (a)	7,100	612,588
Coca-Cola Co./The (a)	12,300	483,636
Colgate-Palmolive Co. (a)	10,500	659,505
Mondelez International, Inc. - Class A (a)	13,600	576,096
PepsiCo, Inc. (a)	8,800	817,784
Procter & Gamble Co./The (a)	11,600	819,772
Wal-Mart Stores, Inc. (a)	4,200	271,866

		4,241,247

Energy — 3.66%
ConocoPhillips	5,000	245,750
Hess Corp. (a)	15,700	933,365
Murphy Oil Corp.	12,200	378,200

		1,557,315

Financials — 37.95%
Aflac, Inc. (a)	15,200	890,720
Beneficial Bancorp, Inc. (a) *	34,500	429,180
Berkshire Hathaway, Inc. - Class B (a) *	14,700	1,970,388
Central Pacific Financial Corp. (a)	24,600	510,204
Chubb Corp./The (a)	16,600	2,005,446
Citigroup, Inc. (a)	7,900	422,492
Franklin Resources, Inc. (a)	19,800	803,484
Invesco Ltd. (a)	8,900	303,579
JPMorgan Chase & Co. (a)	4,500	288,450
Legg Mason, Inc. (a)	16,300	722,579
Leucadia National Corp. (a)	42,700	916,342
Marsh & McLennan Cos., Inc. (a)	8,400	451,332
Oritani Financial Corp. (a)	36,500	550,420
PayPal Holdings, Inc. (a) *	16,100	563,500
PNC Financial Services Group, Inc./The (a)	5,900	537,608
Primerica, Inc. (a)	14,300	607,607
ProAssurance Corp. (a)	13,900	670,397
Progressive Corp./The (a)	24,800	743,008
Safety Insurance Group, Inc. (a)	11,400	599,412
Selective Insurance Group, Inc.	7,700	233,464
State Street Corp. (a)	5,600	402,752
T. Rowe Price Group, Inc. (a)	12,200	876,936
U.S. Bancorp (a)	15,700	664,895

		16,164,195

Health Care — 6.96%
Abbott Laboratories (a)	11,800	534,422
Invacare Corp. (a)	15,000	263,850
Johnson & Johnson (a)	7,300	686,054
Merck & Co., Inc. (a)	11,800	635,430
Patterson Cos., Inc. (a)	18,400	843,272

		2,963,028

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 2.00%
Lockheed Martin Corp. (a)	2,200	442,596
Northrop Grumman Corp.	2,500	409,350

		851,946

Information Technology — 12.61%
Automatic Data Processing, Inc. (a)	11,100	858,252
eBay, Inc. *	8,200	222,302
EMC Corp. (a)	23,400	581,958
FLIR Systems, Inc. (a)	18,600	532,518
Microsoft Corp. (a)	24,400	1,061,888
Paychex, Inc. (a)	9,500	424,270
Science Applications International Corp. (a)	12,200	594,994
VeriSign, Inc. (a) *	8,200	565,308
Xilinx, Inc. (a)	12,700	532,003

		5,373,493

Materials — 1.00%
Newmont Mining Corp.	25,000	426,750

Real Estate Investment Trusts — 1.48%
Parkway Properties, Inc. (a)	39,800	630,432

Total Common Stocks - Long - Domestic (Cost $37,929,573)		35,803,313

Common Stocks - Long - International — 9.71%

Consumer Staples — 1.25%
Diageo PLC (a) ADR	5,000	531,850

Financials — 7.42%
Arch Capital Group Ltd. (a) *	16,800	1,147,104
Endurance Specialty Holdings Ltd. (a)	12,400	790,500
RenaissanceRe Holdings Ltd. (a)	3,600	367,020
XL Group PLC (a)	22,900	853,941

		3,158,565

Industrials — 1.04%
Eaton Corp. PLC	7,800	445,068

Total Common Stocks - Long - International (Cost $4,055,984)		4,135,483

Exchange-Traded Funds - Long — 1.25%
SPDR Gold Shares (a)*	4,900	533,218

Total Exchange-Traded Funds - Long (Cost $558,890)		533,218

Total Investments - Long – 95.02% (Cost $42,544,447)		40,472,014

Total Securities Sold Short – (23.47)% (Proceeds Received $10,471,175)		$(9,998,315)

Other Assets in Excess of Liabilities – 28.45%		12,119,243

TOTAL NET ASSETS – 100.00%		$42,592,942

See accompanying notes which are an integral part of this schedule of investments.

(a)	All or portion of the security is held as collateral for securities sold short. The total fair value of this collateral on August 31, 2015 was $33,762,480.
*	Non-dividend expense producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

August 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic — (20.02)%

Consumer Discretionary — (0.98)%
Brinker International, Inc.	(7,900)	$(419,727)

Consumer Staples — (2.33)%
Kellogg Co.	(15,000)	(994,200)

Energy — (0.86)%
Chevron Corp.	(4,500)	(364,455)

Financials — (15.85)%
Ameriprise Financial, Inc.	(4,700)	(529,549)
AmTrust Financial Services, Inc.	(11,700)	(680,355)
Arthur J Gallagher & Co.	(11,000)	(480,920)
Bank of New York Mellon Corp./The	(11,400)	(453,720)
Cincinnati Financial Corp.	(9,700)	(507,601)
Eaton Vance Corp.	(12,300)	(426,441)
Horace Mann Educators Corp.	(10,200)	(338,844)
Markel Corp. *	(1,135)	(934,956)
Prosperity Bancshares, Inc.	(7,900)	(408,193)
Prudential Financial, Inc.	(5,400)	(435,780)
Travelers Cos., Inc./The	(6,800)	(676,940)
Trustmark Corp.	(18,000)	(414,540)
Unum Group	(13,800)	(462,852)

		(6,750,691)

Total Common Stocks - Short - Domestic (Proceeds Received $8,890,250)		(8,529,073)

Common Stocks - Short - International — (3.45)% Financials — (3.45)%
ACE Ltd.	(3,800)	(388,208)
Everest Re Group Ltd.	(2,800)	(492,268)
HSBC Holdings PLC ADR	(10,600)	(420,502)
Validus Holdings Ltd.	(3,800)	(168,264)

Total Common Stocks - Short - International (Proceeds Received $1,580,925)		(1,469,242)

Total Securities Sold Short – (23.47)% (Proceeds Received $10,471,175)		$(9,998,315)

*	Non-dividend expense producing security.

ADR — American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of this schedule of investments.

Tax Related - At August 31, 2015, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for federal tax purposes was as follows:

Unrealized appreciation	$1,416,517
Unrealized depreciation	(3,039,822)

Net Unrealized appreciation (depreciation)	$(1,623,305)

Aggregate cost of securities for income tax purposes	$32,097,004

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $23,732 for the LS Opportunity Fund.

LS Opportunity Fund

Notes to the Schedule of Investments

August 31, 2015

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of the loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (“Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors’, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2015

(Unaudited)

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange traded funds, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2015

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund, with support from the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the management’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$39,938,796	$—	$—	$39,938,796
Exchange - Traded Funds	533,218	—	—	533,218

Total	$40,472,014	$—	$—	$40,472,014

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks*	$(9,998,315)	$—	$—	$(9,998,315)

Total	$(9,998,315)	$—	$—	$(9,998,315)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2015.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 10/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 10/29/2015

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date 10/29/2015